Interest income (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and balances with the Central Bank	$ 1,951	$ 2,456	$ 2,361
Hedging derivatives	2,432	3,541	2,858
Other interest income	249	191	125
Total interest income except interest income on financial assets at fair value through profit or loss	103,977	108,846	99,537
Financial assets except for those at fair value through profit or loss starting January 1, 2018.
Financial assets
Loans and advances to credit institutions	412	2,839	2,178
Loans and advances to customers	84,290	89,894	81,976
Debt instruments	$ 14,643	$ 9,925	$ 10,039